Prepaid expenses and deposits (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Prepaid Expenses And Deposits
Prepaid expenses and deposits
	September 30,	June 30,
	2018	2018

Sundry receivables	$-	$$1,721
Deposits, including utility, security deposits	27,140	1,612
	$27,140	$$3,333

	June 30,	June 30,
	2018	2017

Sundry receivables	$1,721	$2,190
Deposits, including utility, security deposits	1,612	54,693
	$3,333	$56,883